Intangible Assets - Schedule of Intangible Assets (Details)	Sep. 30, 2020 USD ($)
Cost	$ 349,741
Amortization	20,884
Net	328,857
Brand Design [Member]
Cost	6,647
Amortization	462
Net	6,185
License [Member]
Cost	343,094
Amortization	20,422
Net	$ 322,672